Debt and Credit Agreements - Additional Information (Detail) SEK in Millions			1 Months Ended	12 Months Ended
		Apr. 25, 2014 USD ($)	Jul. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) Tranche Bank	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 SEK	Dec. 31, 2015 SEK	Dec. 31, 2014 USD ($)	Jul. 31, 2013 EUR (€)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 SEK
Line of Credit Facility [Line Items]
Total short-term debt including DRD				$ 42,000,000
Short-term debt excluding commercial paper				301,000,000
Short-term debt excluding commercial paper, utilized amount				$ 40,000,000
Weighted average interest rate on short-term debt				4.00%				4.00%	4.10%
Long term debt issued		$ 1,250,000,000
Long term debt issued, average interest rate		3.84%
Total long-term debt including DRD	[1]			$ 1,499,400,000					$ 1,521,200,000
Long-term debt				243,000,000
Senior notes				$ 165,000,000
Number of tranches of notes | Tranche				2
Line of credit facility commitment fee percent				0.16%
Unutilized long-term debt facilities				$ 1,300,000,000
Money market funds				623,000,000
Government paper				200,000,000
Interest Rate Swaps
Line of Credit Facility [Line Items]
Nominal value											$ 60,000,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Unused short-term lines of credit				261,000,000
Banks Rated A- or Above
Line of Credit Facility [Line Items]
Calculated risk amount				150,000,000
Banks Rated BBB+
Line of Credit Facility [Line Items]
Calculated risk amount				$ 50,000,000
European Investment Bank
Line of Credit Facility [Line Items]
Line of credit facility commitment fee percent					0.30%
Syndicated By Banks
Line of Credit Facility [Line Items]
Number of banks syndicated on revolving credit facility | Bank				13
Swedish Program
Line of Credit Facility [Line Items]
Commercial paper				$ 838,000,000				SEK 7,000
United States Program
Line of Credit Facility [Line Items]
Commercial paper				1,000,000,000
Senior Notes Five Year
Line of Credit Facility [Line Items]
Long term debt issued		$ 208,000,000
Interest rate		2.84%
Long term debt maturity period		5 years
Senior Notes Seven Year
Line of Credit Facility [Line Items]
Long term debt issued		$ 275,000,000
Interest rate		3.51%
Long term debt maturity period		7 years
Senior Notes Ten Year
Line of Credit Facility [Line Items]
Long term debt issued		$ 297,000,000
Interest rate		4.09%
Long term debt maturity period		10 years
Senior Notes Twelve Year
Line of Credit Facility [Line Items]
Long term debt issued		$ 285,000,000
Interest rate		4.24%
Long term debt maturity period		12 years
Senior Notes Fifteen Year
Line of Credit Facility [Line Items]
Long term debt issued		$ 185,000,000
Interest rate		4.44%
Long term debt maturity period		15 years
Total Debt As Cash Flow Including Debt Related Derivatives
Line of Credit Facility [Line Items]
Total long-term debt including DRD	[2]			1,492,900,000
Long-term debt	[2]			1,535,000,000
Fixed Rate Notes
Line of Credit Facility [Line Items]
Long term debt issued					$ 42,000,000							SEK 350
Long term debt maturity period					5 years
Fixed interest rate on notes and loans					2.49%							2.49%
Debt instrument maturity					2017-12
Loan Facilities
Line of Credit Facility [Line Items]
Revolving credit facility amount				1,100,000,000
Financing Commitment Agreement | European Investment Bank
Line of Credit Facility [Line Items]
Line of credit facility commitment fee percent			0.26%
Revolving credit facility amount			$ 219,000,000							€ 200,000,000
Line of credit facility non utilization fee percent			0.13%
Line of credit, amount outstanding				$ 0
Line of credit facility expiration period				2016-01
Floating Interest Rate of STIBOR + 3.9%
Line of Credit Facility [Line Items]
Notes repurchased						$ 36,000,000	SEK 300
Floating Interest Rate of STIBOR + 0.95%
Line of Credit Facility [Line Items]
Floating interest rates on notes						0.95%	0.95%
Minimum
Line of Credit Facility [Line Items]
Fixed interest rate on notes and loans				6.10%				6.10%
Minimum | Interest Rate Swaps
Line of Credit Facility [Line Items]
Fixed interest rate on notes and loans				2.50%				2.50%
Maximum
Line of Credit Facility [Line Items]
Fixed interest rate on notes and loans				6.20%				6.20%
Maximum | Interest Rate Swaps
Line of Credit Facility [Line Items]
Fixed interest rate on notes and loans				5.40%				5.40%
Maximum | Commercial Paper
Line of Credit Facility [Line Items]
Money market funds				$ 2,000,000,000

[1]	Debt as reported in balance sheet.
[2]	Debt Related Derivatives (DRD), i.e. the fair value adjustments to the carrying value of the underlying debt associated with hedging.